Selected Consolidated Financial Statements of Parent, Guarantors, Canada Company and Non-Guarantors	12 Months Ended
Dec. 31, 2010
Selected Consolidated Financial Statements of Parent, Guarantors, Canada Company and Non-Guarantors
Selected Consolidated Financial Statements of Parent, Guarantors, Canada Company and Non-Guarantors

5. Selected Consolidated Financial Statements of Parent, Guarantors, Canada Company and Non-Guarantors

The following data summarizes the consolidating results of IMI on the equity method of accounting as of December 31, 2009 and 2010 and for the years ended December 31, 2008, 2009 and 2010.

The Parent Notes and the Subsidiary Notes are guaranteed by the subsidiaries referred to below as the “Guarantors.” These subsidiaries are 100% owned by the Parent. The guarantees are full and unconditional, as well as joint and several.

Additionally, IMI guarantees the Subsidiary Notes, which were issued by Canada Company. Canada Company does not guarantee the Parent Notes. The other subsidiaries that do not guarantee the Parent Notes or the Subsidiary Notes are referred to below as the “Non-Guarantors.”

	December 31, 2009
			Canada	Non-
	Parent	Guarantors	Company	Guarantors	Eliminations	Consolidated
Assets
Current Assets:
Cash and Cash Equivalents	$—	$382,588	$3,906	$60,162	$—	$446,656
Accounts Receivable	—	343,486	36,776	160,002	—	540,264
Intercompany Receivable	1,047,805	—	8,886	—	(1,056,691)	—
Assets of Discontinued Operations (See Note 14)	—	51,654	—	2,062	—	53,716
Other Current Assets	4,216	111,310	10,367	44,896	—	170,789
Total Current Assets	1,052,021	889,038	59,935	267,122	(1,056,691)	1,211,425
Property, Plant and Equipment, Net	—	1,568,017	197,272	752,745	—	2,518,034
Other Assets, Net:
Long-term Notes Receivable from Affiliates and Intercompany Receivable	2,192,476	1,000	—	—	(2,193,476)	—
Investment in Subsidiaries	1,797,439	1,534,577	—	—	(3,332,016)	—
Goodwill	—	1,609,719	191,856	574,320	—	2,375,895
Other	32,837	251,455	12,210	181,710	(457)	477,755
Assets of Discontinued Operations (See Note 14)	—	247,785	—	15,940	—	263,725
Total Other Assets, Net	4,022,752	3,644,536	204,066	771,970	(5,525,949)	3,117,375
Total Assets	$5,074,773	$6,101,591	$461,273	$1,791,837	$(6,582,640)	$6,846,834

Liabilities and Equity
Intercompany Payable	$—	$999,182	$—	$57,509	$(1,056,691)	$—
Current Portion of Long-term Debt	4,639	25,024	2,170	7,647	—	39,480
Total Other Current Liabilities	62,987	427,427	31,664	197,894	—	719,972
Liabilities of Discontinued Operations (See Note 14)	—	53,130	—	2,132	—	55,262
Long-term Debt, Net of Current Portion	2,848,927	76,728	181,318	104,250	—	3,211,223
Long-term Notes Payable to Affiliates and Intercompany Payable	1,000	2,192,476	—	—	(2,193,476)	—
Other Long-term Liabilities	3,853	531,684	24,025	90,045	(457)	649,150
Liabilities of Discontinued Operations (See Note 14)	—	12,549	—	1,727	—	14,276
Commitments and Contingencies (See Note 10)
Total Iron Mountain Incorporated Stockholders’ Equity	2,153,367	1,783,391	222,096	1,326,529	(3,332,016)	2,153,367
Noncontrolling Interests	—	—	—	4,104	—	4,104
Total Equity	2,153,367	1,783,391	222,096	1,330,633	(3,332,016)	2,157,471
Total Liabilities and Equity	$5,074,773	$6,101,591	$461,273	$1,791,837	$(6,582,640)	$6,846,834

	December 31, 2010
			Canada	Non-
	Parent	Guarantors	Company	Guarantors	Eliminations	Consolidated
Assets
Current Assets:
Cash and Cash Equivalents	$13,909	$121,584	$37,652	$85,548	$—	$258,693
Restricted Cash	35,105	—	—	—	—	35,105
Accounts Receivable	—	327,842	41,562	163,666	—	533,070
Intercompany Receivable	1,344,802	—	9,281	—	(1,354,083)	—
Assets of Discontinued Operations (See Note 14)	—	184,790	—	17,936	—	202,726
Other Current Assets	2,601	121,681	10,878	41,048	—	176,208
Total Current Assets	1,396,417	755,897	99,373	308,198	(1,354,083)	1,205,802
Property, Plant and Equipment, Net	—	1,522,073	208,020	745,734	—	2,475,827
Other Assets, Net:
Long-term Notes Receivable from Affiliates and Intercompany Receivable	1,381,546	1,000	—	—	(1,382,546)	—
Investment in Subsidiaries	1,863,957	1,599,133	—	—	(3,463,090)	—
Goodwill	—	1,525,960	203,345	552,832	—	2,282,137
Other	27,304	236,497	13,601	168,679	(114)	445,967
Total Other Assets, Net	3,272,807	3,362,590	216,946	721,511	(4,845,750)	2,728,104
Total Assets	$4,669,224	$5,640,560	$524,339	$1,775,443	$(6,199,833)	$6,409,733

Liabilities and Equity
Intercompany Payable	$—	$1,325,593	$—	$28,490	$(1,354,083)	$—
Current Portion of Long-term Debt	56,407	24,393	2,606	13,197	—	96,603
Total Other Current Liabilities	92,339	388,242	42,614	180,626	—	703,821
Liabilities of Discontinued Operations (See Note 14)	—	53,374	—	3,848	—	57,222
Long-term Debt, Net of Current Portion	2,559,780	67,504	191,010	94,171	—	2,912,465
Long-term Notes Payable to Affiliates and Intercompany Payable	1,000	1,381,546	—	—	(1,382,546)	—
Other Long-term Liabilities	3,853	551,961	27,585	93,075	(114)	676,360
Commitments and Contingencies (See Note 10)
Total Iron Mountain Incorporated Stockholders’ Equity	1,955,845	1,847,947	260,524	1,354,619	(3,463,090)	1,955,845
Noncontrolling Interests	—	—	—	7,417	—	7,417
Total Equity	1,955,845	1,847,947	260,524	1,362,036	(3,463,090)	1,963,262
Total Liabilities and Equity	$4,669,224	$5,640,560	$524,339	$1,775,443	$(6,199,833)	$6,409,733

	Year Ended December 31, 2008
			Canada	Non-
	Parent	Guarantors	Company	Guarantors	Eliminations	Consolidated
Revenues:
Storage	$—	$1,030,998	$92,532	$380,969	$—	$1,504,499
Service	—	854,012	98,355	393,690	—	1,346,057
Total Revenues	—	1,885,010	190,887	774,659	—	2,850,556
Operating Expenses:
Cost of Sales (Excluding Depreciation and Amortization)	—	832,879	84,216	408,446	—	1,325,541
Selling, General and Administrative	109	512,965	33,175	219,929	—	766,178
Depreciation and Amortization	182	164,539	13,755	78,779	—	257,255
Loss (Gain) on Disposal/Writedown of Property, Plant and Equipment, Net	—	7,568	21	(67)	—	7,522
Total Operating Expenses	291	1,517,951	131,167	707,087	—	2,356,496

Operating (Loss) Income	(291)	367,059	59,720	67,572	—	494,060
Interest Expense (Income), Net	209,712	(42,925)	46,849	8,812	—	222,448
Other (Income) Expense, Net	(125,361)	(1,771)	(351)	158,988	—	31,505

(Loss) Income from Continuing Operations Before Provision (Benefit) for Income Taxes	(84,642)	411,755	13,222	(100,228)	—	240,107
Provision (Benefit) for Income Taxes	—	142,756	(3,682)	8,152	—	147,226
Equity in the (Earnings) Losses of Subsidiaries, Net of Tax	(166,679)	95,532	—	—	71,147	—
Income (Loss) from Continuing Operations	82,037	173,467	16,904	(108,380)	(71,147)	92,881
(Loss) Income from Discontinued Operations (see Note 14)	—	(10,130)	—	(808)	—	(10,938)
Net Income (Loss)	82,037	163,337	16,904	(109,188)	(71,147)	81,943
Less: Net (Loss) Income Attributable to Noncontrolling Interests	—	—	—	(94)	—	(94)
Net Income (Loss) Attributable to Iron Mountain Incorporated	$82,037	$163,337	$16,904	$(109,094)	$(71,147)	$82,037

	Year Ended December 31, 2009
			Canada	Non-
	Parent	Guarantors	Company	Guarantors	Eliminations	Consolidated
Revenues:
Storage	$—	$1,096,548	$93,244	$352,544	$—	$1,542,336
Service	—	825,393	96,764	340,172	—	1,262,329
Total Revenues	—	1,921,941	190,008	692,716	—	2,804,665
Operating Expenses:
Cost of Sales (Excluding Depreciation and Amortization)	—	778,296	80,205	356,288	—	1,214,789
Selling, General and Administrative	92	523,698	32,127	201,589	—	757,506
Depreciation and Amortization	231	189,990	15,717	74,867	—	280,805
Loss (Gain) on Disposal/Writedown of Property, Plant and Equipment, Net	—	1,205	123	(1,160)	—	168
Total Operating Expenses	323	1,493,189	128,172	631,584	—	2,253,268

Operating (Loss) Income	(323)	428,752	61,836	61,132	—	551,397
Interest Expense (Income), Net	202,947	(41,320)	42,066	10,947	—	214,640
Other Expense (Income), Net	44,642	(5,131)	(2)	(51,995)	—	(12,486)

(Loss) Income from Continuing Operations Before Provision (Benefit) for Income Taxes	(247,912)	475,203	19,772	102,180	—	349,243
Provision (Benefit) for Income Taxes	—	102,295	3,624	9,399	—	115,318
Equity in the (Earnings) Losses of Subsidiaries, Net of Tax	(468,789)	(102,601)	—	—	571,390	—
Income (Loss) from Continuing Operations	220,877	475,509	16,148	92,781	(571,390)	233,925
(Loss) Income from Discontinued Operations (see Note 14)	—	(10,168)	—	(1,451)	—	(11,619)
Net Income (Loss)	220,877	465,341	16,148	91,330	(571,390)	222,306
Less: Net Income (Loss) Attributable to Noncontrolling Interests	—	—	—	1,429	—	1,429
Net Income (Loss) Attributable to Iron Mountain Incorporated	$220,877	$465,341	$16,148	$89,901	$(571,390)	$220,877

	Year Ended December 31, 2010
			Canada	Non-
	Parent	Guarantors	Company	Guarantors	Eliminations	Consolidated
Revenues:
Storage	$—	$1,116,629	$110,768	$380,404	$—	$1,607,801
Service	—	839,511	113,498	355,846	—	1,308,855
Total Revenues	—	1,956,140	224,266	736,250	—	2,916,656
Operating Expenses:
Cost of Sales (Excluding Depreciation and Amortization)	—	746,479	86,352	371,623	—	1,204,454
Selling, General and Administrative	68	516,664	36,587	224,561	—	777,880
Depreciation and Amortization	223	201,534	18,818	86,798	—	307,373
Goodwill Impairment	—	84,611	—	1,298	—	85,909
(Gain) Loss on Disposal/Writedown of Property, Plant and Equipment, Net	—	(1,039)	196	(10,151)	—	(10,994)
Total Operating Expenses	291	1,548,249	141,953	674,129	—	2,364,622

Operating (Loss) Income	(291)	407,891	82,313	62,121	—	552,034
Interest Expense (Income), Net	194,689	(41,770)	44,898	8,693	—	206,510
Other (Income) Expense, Net	(22,662)	(1,882)	18	33,561	—	9,035

(Loss) Income from Continuing Operations Before Provision (Benefit) for Income Taxes	(172,318)	451,543	37,397	19,867	—	336,489
Provision (Benefit) for Income Taxes	—	153,666	11,142	4,661	—	169,469
Equity in the (Earnings) Losses of Subsidiaries, Net of Tax	(118,418)	(34,014)	—	—	152,432	—
(Loss) Income from Continuing Operations	(53,900)	331,891	26,255	15,206	(152,432)	167,020
(Loss) Income from Discontinued Operations (see Note 14)	—	(215,479)	—	(533)	—	(216,012)
Net (Loss) Income	(53,900)	116,412	26,255	14,673	(152,432)	(48,992)
Less: Net Income (Loss) Attributable to Noncontrolling Interests	—	—	—	4,908	—	4,908
Net (Loss) Income Attributable to Iron Mountain Incorporated	$(53,900)	$116,412	$26,255	$9,765	$(152,432)	$(53,900)

	Year Ended December 31, 2008
			Canada	Non-
	Parent	Guarantors	Company	Guarantors	Eliminations	Consolidated
Cash Flows from Operating Activities:
Cash Flows from Operating Activities-Continuing Operations	$(175,781)	$545,445	$14,041	$129,228	$—	$512,933
Cash Flows from Operating Activities-Discontinued Operations	—	24,982	—	(886)	—	24,096
Cash Flows from Operating Activities	(175,781)	570,427	14,041	128,342	—	537,029
Cash Flows from Investing Activities:
Capital expenditures	—	(190,716)	(12,493)	(150,613)	—	(353,822)
Cash paid for acquisitions, net of cash acquired	—	(35,424)	—	(21,208)	—	(56,632)
Intercompany loans to subsidiaries	50,007	(57,558)	—	—	7,551	—
Investment in subsidiaries	(12,970)	(12,970)	—	—	25,940	—
Additions to customer relationship and acquisition costs	—	(8,795)	(416)	(4,930)	—	(14,141)
Investments in joint ventures	—	—	—	(1,709)	—	(1,709)
Proceeds from sales of property and equipment and other, net	—	927	33	(1,310)	—	(350)
Cash Flows from Investing Activities-Continuing Operations	37,037	(304,536)	(12,876)	(179,770)	33,491	(426,654)
Cash Flows from Investing Activities-Discontinued Operations	(1,374)	(32,819)	—	(1,495)	2,748	(32,940)
Cash Flows from Investing Activities	35,663	(337,355)	(12,876)	(181,265)	36,239	(459,594)
Cash Flows from Financing Activities:
Repayment of revolving credit and term loan facilities and other debt	(880,451)	(14,993)	(44,729)	(17,158)	—	(957,331)
Proceeds from revolving credit and term loan facilities and other debt	776,650	114	11,212	10,313	—	798,289
Early retirement of senior subordinated notes	(71,881)	—	—	—	—	(71,881)
Net proceeds from sale of senior subordinated notes	295,500	—	—	—	—	295,500
Debt financing (repayment to) and equity contribution from (distribution to) noncontrolling interests, net	—	—	—	960	—	960
Intercompany loans from parent	—	(49,856)	35,856	21,551	(7,551)	—
Equity contribution from parent	—	12,970	—	12,970	(25,940)	—
Proceeds from exercise of stock options and employee stock purchase plan	16,145	—	—	—	—	16,145
Excess tax benefits from stock-based compensation	5,112	—	—	—	—	5,112
Payment of debt financing costs	(957)	—	(28)	—	—	(985)
Cash Flows from Financing Activities-Continuing Operations	140,118	(51,765)	2,311	28,636	(33,491)	85,809
Cash Flows from Financing Activities-Discontinued Operations	—	1,374	—	2,933	(2,748)	1,559
Cash Flows from Financing Activities	140,118	(50,391)	2,311	31,569	(36,239)	87,368
Effect of exchange rates on cash and cash equivalents	—	—	(1,936)	(10,104)	—	(12,040)
Increase (Decrease) in cash and cash equivalents	—	182,681	1,540	(31,458)	—	152,763
Cash and cash equivalents, beginning of period	—	27,955	15,529	82,123	—	125,607
Cash and cash equivalents, end of period	$—	$210,636	$17,069	$50,665	$—	$278,370

	Year Ended December 31, 2009
			Canada	Non-
	Parent	Guarantors	Company	Guarantors	Eliminations	Consolidated
Cash Flows from Operating Activities:
Cash Flows from Operating Activities-Continuing Operations	$(186,314)	$602,593	$38,154	$131,330	$—	$585,763
Cash Flows from Operating Activities-Discontinued Operations	—	31,470	—	(322)	—	31,148
Cash Flows from Operating Activities	(186,314)	634,063	38,154	131,008	—	616,911
Cash Flows from Investing Activities:
Capital expenditures	—	(153,995)	(22,042)	(114,912)	—	(290,949)
Cash paid for acquisitions, net of cash acquired	—	(256)	—	(1,777)	—	(2,033)
Intercompany loans to subsidiaries	284,604	17,807	—	—	(302,411)	—
Investment in subsidiaries	(164,256)	(164,256)	—	—	328,512	—
Additions to customer relationship and acquisition costs	—	(6,711)	(520)	(3,510)	—	(10,741)
Investments in joint ventures	—	—	—	(3,114)	—	(3,114)
Proceeds from sales of property and equipment and other, net	—	3,717	45	829	—	4,591
Cash Flows from Investing Activities-Continuing Operations	120,348	(303,694)	(22,517)	(122,484)	26,101	(302,246)
Cash Flows from Investing Activities-Discontinued Operations	—	(20,261)	—	(1,559)	—	(21,820)
Cash Flows from Investing Activities	120,348	(323,955)	(22,517)	(124,043)	26,101	(324,066)
Cash Flows from Financing Activities:
Repayment of revolving credit and term loan facilities and other debt	(54,150)	(18,438)	(192,097)	(19,701)	—	(284,386)
Proceeds from revolving credit and term loan facilities and other debt	—	—	—	33,944	—	33,944
Early retirement of senior subordinated notes	(447,874)	—	—	—	—	(447,874)
Net proceeds from sale of senior subordinated notes	539,688	—	—	—	—	539,688
Debt financing (repayment to) and equity contribution from (distribution to) noncontrolling interests, net	—	—	—	1,064	—	1,064
Intercompany loans from parent	—	(283,974)	5,751	(24,188)	302,411	—
Equity contribution from parent	—	164,256	156,655	7,601	(328,512)	—
Proceeds from exercise of stock options and employee stock purchase plan	24,233	—	—	—	—	24,233
Excess tax benefits from stock-based compensation	5,532	—	—	—	—	5,532
Payment of debt financing costs	(1,463)	—	(37)	(55)	—	(1,555)
Cash Flows from Financing Activities-Continuing Operations	65,966	(138,156)	(29,728)	(1,335)	(26,101)	(129,354)
Cash Flows from Financing Activities-Discontinued Operations	—	—	—	(338)	—	(338)
Cash Flows from Financing Activities	65,966	(138,156)	(29,728)	(1,673)	(26,101)	(129,692)
Effect of exchange rates on cash and cash equivalents	—	—	928	4,205	—	5,133
Increase (Decrease) in cash and cash equivalents	—	171,952	(13,163)	9,497	—	168,286
Cash and cash equivalents, beginning of period	—	210,636	17,069	50,665	—	278,370
Cash and cash equivalents, end of period	$—	$382,588	$3,906	$60,162	$—	$446,656

	Year Ended December 31, 2010
			Canada	Non-
	Parent	Guarantors	Company	Guarantors	Eliminations	Consolidated
Cash Flows from Operating Activities:
Cash Flows from Operating Activities-Continuing Operations	$(180,588)	$578,159	$56,113	$149,631	$—	$603,315
Cash Flows from Operating Activities-Discontinued Operations	—	19,347	—	2,478	—	21,825
Cash Flows from Operating Activities	(180,588)	597,506	56,113	152,109	—	625,140
Cash Flows from Investing Activities:
Capital expenditures	—	(137,937)	(16,593)	(105,007)	—	(259,537)
Cash paid for acquisitions, net of cash acquired	—	(1,970)	(3,705)	(13,348)	—	(19,023)
Intercompany loans to subsidiaries	577,316	34,465	—	—	(611,781)	—
Investment in subsidiaries	(10,258)	(35,124)	—	—	45,382	—
Investment in restricted cash	(35,102)	—	—	—	—	(35,102)
Additions to customer relationship and acquisition costs	—	(9,332)	(594)	(3,276)	—	(13,202)
Proceeds from sales of property and equipment and other, net	—	5,867	93	16,677	—	22,637
Cash Flows from Investing Activities-Continuing Operations	531,956	(144,031)	(20,799)	(104,954)	(566,399)	(304,227)
Cash Flows from Investing Activities-Discontinued Operations	(1,796)	(129,972)	—	(267)	3,592	(128,443)
Cash Flows from Investing Activities	530,160	(274,003)	(20,799)	(105,221)	(562,807)	(432,670)
Cash Flows from Financing Activities:
Repayment of revolving credit and term loan facilities and other debt	(4,100)	(24,226)	(2,504)	(71,832)	—	(102,662)
Proceeds from revolving credit and term loan facilities and other debt	—	—	—	53,567	—	53,567
Early retirement of senior subordinated notes	(202,584)	—	—	—	—	(202,584)
Debt financing (repayment to) and equity contribution from (distribution to) noncontrolling interests, net	—	—	—	169	—	169
Intercompany loans from parent	—	(572,335)	122	(39,568)	611,781	—
Equity contribution from parent	—	10,258	—	35,124	(45,382)	—
Stock repurchases	(111,563)	—	—	—	—	(111,563)
Parent cash dividends	(37,893)	—	—	—	—	(37,893)
Proceeds from exercise of stock options and employee stock purchase plan	18,225	—	—	—	—	18,225
Excess tax benefits from stock-based compensation	2,252	—	—	—	—	2,252
Cash Flows from Financing Activities-Continuing Operations	(335,663)	(586,303)	(2,382)	(22,540)	566,399	(380,489)
Cash Flows from Financing Activities-Discontinued Operations	—	1,796	—	1,051	(3,592)	(745)
Cash Flows from Financing Activities	(335,663)	(584,507)	(2,382)	(21,489)	562,807	(381,234)
Effect of exchange rates on cash and cash equivalents	—	—	814	(13)	—	801
Increase (Decrease) in cash and cash equivalents	13,909	(261,004)	33,746	25,386	—	(187,963)
Cash and cash equivalents, beginning of period	—	382,588	3,906	60,162	—	446,656
Cash and cash equivalents, end of period	$13,909	$121,584	$37,652	$85,548	$—	$258,693